Derivative Financial Instruments - Summary of Net Gains Or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness	£ 34	£ 5	£ 28
Fair Value and Cash Flow Hedges [member]
Disclosure of detailed information about hedges [line items]
Gains/(losses) on hedging instruments	4	56	(274)
(Losses)/gains on hedged items attributable to hedged risks	75	(2)	335
Fair value hedging ineffectiveness	79	54	61
Cash flow hedging ineffectiveness	(45)	(49)	(33)
Hedge ineffectiveness	£ 34	£ 5	£ 28